NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Nature Of Operations And Basis Of Presentation
NOTE 1 - NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Fresh Start Private Holdings, Inc. (the “Company”) was incorporated in the State of Nevada on November 1, 2006. On July 31, 2012 the Company changed its name to TAP RESOURCES, INC. We are an exploration stage company, with a mining exploration project (the “Marowijine Project”) in the Republic of Suriname that has not realized any revenues to date.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”) which resulted in a Reverse Takeover with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”), incorporated in the State of Nevada, on April 27, 2012. The acquisition has been treated as a recapitalization of Tap Resources, Inc with Infinity Resources, Inc as the accounting acquirer in accordance with the Reverse Merger rules. As a result of the consummation of the Share Exchange Agreement Infinity became a wholly-owned subsidiary of the Company and the mineral exploration business of Infinity is now the primary business of the Company.

Fresh Start Private Holdings, Inc. (the “Company”) was incorporated in the State of Nevada on November 1, 2006. On July 31, 2012 the Company changed its name to TAP RESOURCES, INC.  We are an exploration stage company, with a mining exploration project (the “Marowijine Project”) in the Republic of Suriname that has not realized any revenues to date.

On September 12, 2012, the Company entered into a Share Exchange Agreement (the ‘Share Exchange Agreement”) which resulted in a Reverse Takeover with selling stockholders named in the prospectus, pursuant to which the Company offered and sold an aggregate of 90,000,000 shares of common stock to all the stockholders of Infinity Resources, Inc., a Nevada corporation (“Infinity”), incorporated in the State of Nevada, on April 27, 2012. The acquisition has been treated as a recapitalization of Tap Resources, Inc with Infinity Resources, Inc as the accounting acquirer in accordance with the Reverse Merger rules.  As a result of the consummation of the Share Exchange Agreement Infinity became a wholly-owned subsidiary of the Company and the mineral exploration business of Infinity is now the primary business of the Company.